Leases - Schedule of Expenses Incurred for Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Expenses Incurred For Operating Leases Abstract
Operating lease expense	$ 3,000	$ 39,946	$ 6,000	$ 75,581	$ 115,116	$ 113,149
Total operating lease expense	$ 3,000	$ 39,946	$ 6,000	$ 75,581	$ 115,116	$ 113,149